Cash and cash equivalents (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Cash And Cash Equivalents
Schedule of cash and cash equivalents
			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Cash on hand	460	591	395
Cash at banks	1,044,180	1,342,712	3,044,071
	1,044,640	1,343,303	3,044,466

	2025	2025	2024
	US$	S$	S$

Cash on hand	311	395	1,500
Cash at banks	2,393,325	3,044,071	1,949,553
	2,393,636	3,044,466	1,951,053